Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents
4.	Cash and cash equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise the following balances with original term to maturity of 90 days or less:

	December 31, 2018	December 31, 2017
Cash	$2,443,938	$6,715,996
Cash equivalent	16,482,995	1,895,000
	$18,926,933	$8,610,996